SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition, Restricted cash and Fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disaggregation of Revenue
Number of business models | item	2	2
Obligation to pay interest and late fees, maximum threshold percentage	24.00%	24.00%
Total net revenue	¥ 16,290,027	$ 2,294,403	¥ 16,553,930	¥ 16,635,645
Revenue, net of value-added tax and related surcharges:
Performance obligations	1,138,557		1,525,972
Revenue recognized from performance obligations			330,351	210,818
Taxes excluded from revenues	991,176		653,023	795,388
Restricted cash
Restricted cash related to deposit to the funding banks	¥ 2,148,303		¥ 2,328,673
Operating period	3 years	3 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, net of value-added tax and related surcharges:
Revenue, remaining performance obligation, Expected timing of satisfaction, period			12 months
Revenue, remaining performance obligation (as a percent)			80.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, net of value-added tax and related surcharges:
Revenue, remaining performance obligation, Expected timing of satisfaction, period	12 months
Revenue, remaining performance obligation (as a percent)	87.00%
Level 2 | Foreign Exchange Option
Revenue, net of value-added tax and related surcharges:
Fair value of derivative	¥ 4,758
At a point in time
Disaggregation of Revenue
Total net revenue	4,485,000		¥ 4,940,000	6,688,000
Over time
Disaggregation of Revenue
Total net revenue	11,805,000		11,614,000	9,947,000
Credit driven services
Disaggregation of Revenue
Total net revenue	11,738,560	$ 1,653,342	11,586,251	10,189,167
Loan facilitation and servicing fees-capital heavy
Disaggregation of Revenue
Total net revenue	1,667,119	234,809	2,086,414	2,326,027
Revenue from loan facilitation services
Disaggregation of Revenue
Total net revenue	1,081,699		1,442,100	1,399,310
Revenue from post-facilitation services
Disaggregation of Revenue
Total net revenue	585,420		644,314	926,717
Financing income
Disaggregation of Revenue
Total net revenue	5,109,921	719,717	3,487,951	2,184,128
Revenue from releasing of guarantee liabilities
Disaggregation of Revenue
Total net revenue	4,745,898	668,446	5,899,153	5,583,135
Other services fees
Disaggregation of Revenue
Total net revenue	215,622	30,370	112,733	95,877
Platform services
Disaggregation of Revenue
Total net revenue	4,551,467	641,061	4,967,679	6,446,478
Loan facilitation and servicing fees-capital light
Disaggregation of Revenue
Total net revenue	3,213,955	452,676	4,124,726	5,677,941
Revenue from loan facilitation services
Disaggregation of Revenue
Total net revenue	2,096,085		2,656,511	4,484,632
Revenue from post-facilitation services
Disaggregation of Revenue
Total net revenue	1,117,870		1,468,215	1,193,309
Referral services fees
Disaggregation of Revenue
Total net revenue	950,016	133,807	561,372	620,317
Other services fees
Disaggregation of Revenue
Total net revenue	¥ 387,496	$ 54,578	¥ 281,581	¥ 148,220
Loan facilitation service
Disaggregation of Revenue
Number of separate services provided for each loan facilitated | item	3	3
Number of separate performance obligations under ASC 606 | item	2	2